Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	Feb. 28, 2023	Feb. 28, 2022
Income Statement [Abstract]
Revenues	$ 596,980	$ 402,399	$ 1,368,551	$ 1,055,040	$ 1,331,956	$ 1,447,109
Cost of Goods Sold	135,914	125,960	316,439	453,898	678,073	472,926
Gross Profit	461,066	276,439	1,052,112	601,142	653,883	974,183
Operating expenses:
Research and development	557,126	813,313	2,243,431	2,800,834	3,625,468	2,961,394
General and administrative	2,009,047	2,123,768	6,423,951	6,762,602	8,980,709	10,905,129
Depreciation and amortization	215,763	92,855	574,746	332,643	478,115	232,886
Operating lease cost and rent	64,081	61,005	189,164	194,653	260,271	275,785
(Gain) loss on disposal of fixed assets						(29,125)
Total operating expenses	2,846,017	3,090,941	9,431,292	10,090,732	13,344,563	14,346,069
Loss from operations	(2,384,951)	(2,814,502)	(8,379,180)	(9,489,590)	(12,690,680)	(13,371,886)
Other income (expense), net:
Change in fair value of derivative liabilities				3,595	3,595	372,214
Interest expense	(1,581,533)	(1,271,158)	(4,940,965)	(3,448,208)	(5,426,364)	(16,129,499)
Gain (loss) on settlement of debt			38,740	3,992	3,992	(33,068,313)
Total other income (expense), net	(1,581,533)	(1,271,158)	(4,902,225)	(3,440,621)	(5,418,777)	(48,825,598)
Net income (loss)	$ (3,966,484)	$ (4,085,660)	$ (13,281,405)	$ (12,930,211)	$ (18,109,457)	$ (62,197,484)
Net income (loss) per share - basic	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)
Net income (loss) per share - diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.02)
Weighted average common share outstanding - basic	7,294,775,879	5,140,405,652	6,606,988,956	4,969,080,716	5,091,857,082	4,029,658,082
Weighted average common share outstanding - diluted	7,294,775,879	5,140,405,652	6,606,988,956	4,969,080,716	5,091,857,082	4,029,658,082